Leases - Schedule of Lease obligation adoption (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Lease liabilities, beginning of period	$ 4,031	$ 2,645
Additions	0	2,121
Terminations	(124)	(34)
Interest expense on lease liabilities	265	254
Payment of lease liabilities	(1,003)	(955)
Balance, end of period	3,169	4,031
Current portion	706	778
Non-current portion	$ 2,463	$ 3,253